Note 5 - Debt - Long-term Debt Expected to Mature (Details)	Dec. 31, 2024 USD ($)
2025	$ 1,328,492
2026	1,214,904
2027	1,686,449
2028	1,539,526
2029	0
Thereafter	0
Debt, Long-Term and Short-Term, Combined Amount	$ 5,769,371